Schedule of investments

Delaware Limited Duration Bond Fund June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Security – 1.70%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K734 A1 3.139% 6/25/25 ⯁	2,946,191	$3,192,007
Total Agency Commercial Mortgage-Backed Security (cost $3,005,112)		3,192,007

Agency Mortgage-Backed Securities – 11.76%
Fannie Mae S. F. 30 yr
4.50% 2/1/44	1,611,870	1,830,342
4.50% 4/1/44	1,853,278	2,104,488
4.50% 11/1/44	1,983,306	2,221,610
4.50% 10/1/45	4,542,773	5,048,783
5.00% 5/1/48	3,011,240	3,297,467
5.50% 5/1/44	114,547	131,462
Freddie Mac S. F. 30 yr
4.50% 7/1/45	381,584	424,452
5.00% 7/1/45	4,584,529	5,259,050
5.00% 8/1/48	1,661,049	1,815,396
Total Agency Mortgage-Backed Securities (cost $21,579,632)		22,133,050

Corporate Bonds – 41.64%
Banking - 16.49%
Ally Financial 5.75% 11/20/25	540,000	577,551
Banco Santander 3.50% 4/11/22	1,200,000	1,248,403
Bank of America
3.458% 3/15/25 µ	1,500,000	1,627,817
5.625% 7/1/20	520,000	520,000
Bank of Montreal 1.85% 5/1/25	260,000	269,364
Bank of New York Mellon 1.60% 4/24/25	935,000	969,919
Barclays Bank 1.70% 5/12/22	240,000	244,291
Citizens Financial Group 2.85% 7/27/26	920,000	996,976
Credit Agricole 144A 1.907% 6/16/26 #µ	280,000	284,185
DNB Boligkreditt 144A 2.50% 3/28/22 #	4,500,000	4,648,903
Goldman Sachs Group
3.50% 4/1/25	135,000	148,189
5.75% 1/24/22	4,000,000	4,316,468
Huntington National Bank
2.50% 8/7/22	285,000	295,914
3.125% 4/1/22	910,000	949,103
JPMorgan Chase & Co.
4.023% 12/5/24 µ	3,410,000	3,759,276
4.60%µy	130,000	116,071
KeyBank
2.40% 6/9/22	250,000	258,800

NQ-QLV [6/20] 8/20 (1294176) 1

Schedule of investments

Delaware Limited Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
3.18% 5/22/22	655,000	$679,402
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	1,290,000	1,299,893
2.188% 4/28/26 µ	310,000	322,773
2.75% 5/19/22	120,000	124,796
3.622% 4/1/31 µ	230,000	263,237
3.737% 4/24/24 µ	350,000	377,474
PNC Bank 2.70% 11/1/22	455,000	476,223
Regions Financial
2.75% 8/14/22	300,000	312,583
3.80% 8/14/23	235,000	255,705
Truist Bank 2.636% 9/17/29 µ	1,015,000	1,018,952
Truist Financial 2.70% 1/27/22	1,650,000	1,702,576
UBS 144A 1.75% 4/21/22 #	200,000	203,828
UBS Group
144A 2.65% 2/1/22 #	580,000	597,545
144A 3.00% 4/15/21 #	1,605,000	1,636,831
US Bank
2.05% 10/23/20	265,000	266,058
3.40% 7/24/23	250,000	270,521
		31,039,627
Basic Industry - 2.42%
Air Products and Chemicals
1.50% 10/15/25	55,000	56,918
1.85% 5/15/27	70,000	73,402
DuPont de Nemours 2.169% 5/1/23	710,000	723,610
Georgia-Pacific
144A 1.75% 9/30/25 #	215,000	221,965
144A 2.10% 4/30/27 #	175,000	181,872
144A 5.40% 11/1/20 #	2,587,000	2,628,291
LYB International Finance III 2.875% 5/1/25	170,000	181,237
PolyOne 144A 5.75% 5/15/25 #	476,000	490,577
		4,557,872
Brokerage - 0.21%
National Securities Clearing 144A 1.20% 4/23/23 #	390,000	396,180
		396,180
Capital Goods - 2.81%
General Dynamics 3.00% 5/11/21	930,000	951,552
General Electric 3.45% 5/1/27	185,000	189,936
L3Harris Technologies 3.85% 6/15/23	225,000	244,799

2 NQ-QLV [6/20] 8/20 (1294176)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Mauser Packaging Solutions Holding 144A
5.50% 4/15/24 #	593,000	$583,727
Otis Worldwide 144A 2.056% 4/5/25 #	425,000	445,889
Roper Technologies 2.35% 9/15/24	2,050,000	2,161,887
Standard Industries 144A 6.00% 10/15/25 #	475,000	490,383
WESCO Distribution 144A 7.125% 6/15/25 #	211,000	223,069
		5,291,242
Communications - 3.18%
AT&T 1.498% (LIBOR03M + 1.18%) 6/12/24 •	1,365,000	1,368,226
Crown Castle International 5.25% 1/15/23	675,000	751,383
Fox 4.03% 1/25/24	2,985,000	3,310,899
T-Mobile USA
144A 1.50% 2/15/26 #	185,000	185,450
144A 3.50% 4/15/25 #	220,000	240,217
Verizon Communications 3.15% 3/22/30	115,000	130,257
		5,986,432
Consumer Cyclical - 1.17%
General Motors Financial
3.45% 4/10/22	960,000	979,131
4.15% 6/19/23	575,000	601,253
Mastercard 3.30% 3/26/27	125,000	141,761
Prime Security Services Borrower 144A 5.25% 4/15/24 #	211,000	216,297
VF 2.40% 4/23/25	250,000	263,477
		2,201,919
Consumer Non-Cyclical - 4.18%
AbbVie 144A 2.60% 11/21/24 #	710,000	756,528
Amgen 2.20% 2/21/27	560,000	591,395
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,435,000	2,764,752
Coca-Cola 1.45% 6/1/27	570,000	585,966
CVS Health
3.35% 3/9/21	635,000	647,642
3.70% 3/9/23	550,000	591,193
Diageo Capital 1.375% 9/29/25	365,000	371,614
Mondelez International
1.50% 5/4/25	575,000	586,678
2.125% 4/13/23	245,000	253,921
Upjohn
144A 1.65% 6/22/25 #	75,000	76,549
144A 2.30% 6/22/27 #	60,000	62,040
US Foods 144A 6.25% 4/15/25 #	571,000	583,491
		7,871,769

NQ-QLV [6/20] 8/20 (1294176) 3

Schedule of investments

Delaware Limited Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric - 4.57%
Avangrid 3.20% 4/15/25	380,000	$415,713
Cleveland Electric Illuminating 5.50% 8/15/24	1,150,000	1,357,451
Duke Energy
1.80% 9/1/21	1,065,000	1,079,152
4.875%µy	460,000	460,100
Entergy 4.00% 7/15/22	845,000	897,221
Entergy Louisiana 4.05% 9/1/23	905,000	990,874
ITC Holdings 2.70% 11/15/22	1,755,000	1,831,082
NRG Energy 144A 3.75% 6/15/24 #	690,000	729,758
Pacific Gas and Electric 2.10% 8/1/27	115,000	113,858
Vistra Operations 144A 3.55% 7/15/24 #	705,000	728,075
		8,603,284
Energy - 2.13%
Continental Resources 3.80% 6/1/24	285,000	269,633
Marathon Oil 2.80% 11/1/22	545,000	545,791
ONEOK 7.50% 9/1/23	1,330,000	1,523,013
Sabine Pass Liquefaction 5.75% 5/15/24	585,000	659,124
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	1,002,358
		3,999,919
Finance Companies - 2.59%
Aviation Capital Group 144A 2.875% 1/20/22 #	485,000	463,633
Avolon Holdings Funding 144A 3.95% 7/1/24 #	3,285,000	2,876,593
GE Capital Funding 144A 3.45% 5/15/25 #	365,000	382,661
International Lease Finance 8.625% 1/15/22	870,000	935,064
USAA Capital 144A 1.50% 5/1/23 #	200,000	205,281
		4,863,232
Insurance - 0.27%
Equitable Holdings 3.90% 4/20/23	465,000	497,928
		497,928
Technology - 1.11%
Broadcom
144A 3.15% 11/15/25 #	200,000	212,600
144A 4.70% 4/15/25 #	125,000	140,885
Global Payments 2.65% 2/15/25	430,000	456,961
International Business Machines 3.00% 5/15/24	390,000	422,565
Microchip Technology
3.922% 6/1/21	145,000	147,859
4.333% 6/1/23	615,000	663,971
NXP 144A 2.70% 5/1/25 #	45,000	47,344
		2,092,185

4 NQ-QLV [6/20] 8/20 (1294176)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation - 0.51%
Delta Air Lines 144A 7.00% 5/1/25 #	936,000	$967,186
		967,186
Total Corporate Bonds (cost $77,407,300)		78,368,775

Non-Agency Asset-Backed Securities – 22.06%
American Express Credit Account Master Trust
Series 2019-4 A 0.425% (LIBOR01M + 0.24%)
4/15/24 •	2,000,000	2,002,794
Americredit Automobile Receivables Trust
Series 2019-1 B 3.13% 2/18/25	1,200,000	1,246,092
ARI Fleet Lease Trust
Series 2019-A A2B 144A 0.665% (LIBOR01M + 0.48%)
11/15/27 #•	4,269,592	4,267,563
BMW Vehicle Lease Trust
Series 2018-1 A3 3.26% 7/20/21	793,106	799,138
CarMax Auto Owner Trust
Series 2018-2 B 3.37% 10/16/23	1,850,000	1,927,384
Series 2019-2 A3 2.68% 3/15/24	2,000,000	2,062,255
Citibank Credit Card Issuance Trust
Series 2018-A1 A1 2.49% 1/20/23	6,030,000	6,101,996
GM Financial Automobile Leasing Trust
Series 2018-2 B 3.31% 4/20/22	1,400,000	1,411,818
Series 2018-3 A3 3.18% 6/21/21	1,739,424	1,748,366
Hertz Vehicle Financing II
Series 2017-1A A 144A 2.96% 10/25/21 #	1,208,739	1,197,769
John Deere Owner Trust
Series 2019-A A3 2.91% 7/17/23	8,000,000	8,209,292
Kubota Credit Owner Trust
Series 2018-1A A3 144A 3.10% 8/15/22 #	3,001,659	3,046,539
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	1,694,344	1,702,525
Nissan Auto Receivables Owner Trust
Series 2019-B A3 2.50% 11/15/23	2,000,000	2,058,466
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	3,403,498	3,452,555
Verizon Owner Trust
Series 2017-2A A 144A 1.92% 12/20/21 #	276,775	277,034
Total Non-Agency Asset-Backed Securities
(cost $40,894,645)		41,511,586

NQ-QLV [6/20] 8/20 (1294176) 5

Schedule of investments

Delaware Limited Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations – 21.66%
US Treasury Bond
1.25% 5/15/50	35,000	$33,611
US Treasury Floating Rate Note
0.304% (USBMMY3M + 0.154%) 1/31/22 •	14,910,000	14,931,885
US Treasury Notes
0.375% 4/30/25	19,055,000	19,143,949
0.625% 5/15/30	3,840,000	3,828,900
1.625% 12/31/21	2,770,000	2,830,702
Total US Treasury Obligations (cost $40,632,385)		40,769,047

	Number of shares
Short-Term Investments – 0.84%
Money Market Mutual Funds - 0.84%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	317,292	317,292
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	317,293	317,293
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	317,293	317,293
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	317,293	317,293
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	317,293	317,293
Total Short-Term Investments (cost $1,586,464)		1,586,464

Total Value of Securities – 99.66%
(cost $185,105,538)		187,560,929
Receivables and Other Assets Net of Liabilities – 0.34%		632,678
Net Assets Applicable to 19,976,636 Shares Outstanding – 100.00%		$188,193,607

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $35,151,651, which represents
18.68% of the Fund’s net assets.
⯁ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020.
Rate will reset at a future date.
y No contractual maturity date.

6 NQ-QLV [6/20] 8/20 (1294176)

(Unaudited)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – single family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

NQ-QLV [6/20] 8/20 (1294176) 7